Loan Receivable from Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Receivables [Abstract]
Loan Receivable from Related Party

NOTE 6 – LOAN RECEIVABLE FROM RELATED PARTY

At September 30, 2019 and December 31, 2018, the Company’s loan receivable from related party consisted of the following:

	September 30, 2019	December 31, 2018
Loans receivable from related party, net	$-	650
Less: current portion	-	(650)
Loans receivable from related party, non-current	$-	-

NOTE 6 – LOANS RECEIVABLE FROM RELATED PARTIES

At December 31, 2018 and 2017, the Company’s loans receivable from related parties consist of the following:

	December 31,	December 31,
	2018	2017
Loans receivable from related parties, net	$650	$9,704
Less: current portion	(650)	(9,704)
Loans receivable from related parties, non-current	$-	$-

Included in loans receivable from related parties at December 31, 2018 and 2017, is $650 and $9,704, net of reserve for uncollectible related party loans of $0 and $45,000 at December 31, 2018 and 2017, respectively